Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,405,000.00
Previously Paid Amount	0.00
Total Fee Amount	122.24
Total Offset Amount	0.00
Net Fee	122.24
Narrative - Max Aggregate Offering Price	$ 1,405,000.00
Final Prospectus	true